EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		$ 6,433	$ 6,433	$ 4,076
Non-current assets		9,371	9,371	4,117
Total assets		15,804	15,804	8,193
Current liabilities		5,690	5,690	2,556
Non-current liabilities		4,050	4,050	1,599
Total liabilities		9,740	9,740	4,155
Equity to others ownership interest		$ 3,026	3,026	1,537
Proportion of ownership interest sold in associate and joint venture	12.00%
Equity accounted investments	$ 79		60	149	$ 47
Economic interest		9.00%
Voting interest		29.00%
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets		$ 5,246	5,246	1,690
Construction services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets		2,653	2,653	$ 2,275
Voting interest				50.00%
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets		5,839	$ 5,839	$ 2,047
Economic interest			50.00%	0.00%
Voting interest			50.00%	0.00%
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets		1,671	$ 1,671	$ 1,596
Economic interest				14.00%
Voting interest				29.00%
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		1,202	1,202	$ 617
Non-current assets		9,282	9,282	3,902
Total assets		10,484	10,484	4,519
Current liabilities		1,747	1,747	694
Non-current liabilities		6,852	6,852	3,456
Total liabilities		8,599	8,599	4,150
Total net assets		1,885	1,885	369
Equity to others ownership interest		1,369	1,369	322
Attributable to Partnership's share		516	516	47
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		97	97	69
Non-current assets		488	488	96
Total assets		585	585	165
Current liabilities		139	139	47
Non-current liabilities		206	206	87
Total liabilities		345	345	134
Total net assets		240	240	31
Equity to others ownership interest		93	93	17
Attributable to Partnership's share		147	147	14
Investments accounted for using equity method | Construction services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		262	262	193
Non-current assets		11	11	22
Total assets		273	273	215
Current liabilities		215	215	136
Non-current liabilities		56	56	77
Total liabilities		271	271	213
Total net assets		2	2	2
Equity to others ownership interest		1	1	1
Attributable to Partnership's share		1	1	1
Investments accounted for using equity method | Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		44	44
Non-current assets		342	342
Total assets		386	386
Current liabilities		23	23
Non-current liabilities		159	159
Total liabilities		182	182
Total net assets		204	204
Equity to others ownership interest		102	102
Attributable to Partnership's share		102	102
Investments accounted for using equity method | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets		799	799	355
Non-current assets		8,441	8,441	3,784
Total assets		9,240	9,240	4,139
Current liabilities		1,370	1,370	511
Non-current liabilities		6,431	6,431	3,292
Total liabilities		7,801	7,801	3,803
Total net assets		1,439	1,439	336
Equity to others ownership interest		1,173	1,173	304
Attributable to Partnership's share		$ 266	$ 266	$ 32